KEY MANAGEMENT PERSONNEL COMPENSATION - Grants and awards as compensation (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item
Bottom of range
KEY MANAGEMENT PERSONNEL COMPENSATION.
Measurement period	1 year
Top of range
KEY MANAGEMENT PERSONNEL COMPENSATION.
Measurement period	3 years
Restricted stock units (RSUs)
KEY MANAGEMENT PERSONNEL COMPENSATION.
Measurement period	3 years
Deferred cash award | Bottom of range
KEY MANAGEMENT PERSONNEL COMPENSATION.
Measurement period	1 year
Deferred cash award | Top of range
KEY MANAGEMENT PERSONNEL COMPENSATION.
Measurement period	3 years
Directors and key management personnel | Restricted stock units (RSUs)
KEY MANAGEMENT PERSONNEL COMPENSATION.
Number of units awarded as compensation | item	7,835,513	9,906,997	7,426,596
Total fair value of units granted	$ 500,000	$ 1,200,000	$ 3,800,000
Measurement period	3 years
Directors and key management personnel | Deferred cash award
KEY MANAGEMENT PERSONNEL COMPENSATION.
Deferred cash award, amount granted	$ 1,138,503	1,264,998
Deferred cash award, amount forfeited	$ 379,501	$ 632,499